AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

I. Schedules of Investments.

American Beacon Stephens Mid-Cap Growth Fund

February 29, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.04%
CONSUMER DISCRETIONARY - 19.75%
Auto Components - 1.13%
LKQ Corp. A	17,350	$553

Hotels, Restaurants & Leisure - 2.01%
Chipotle Mexican Grill, Inc.A	1,150	449
Panera Bread Co., Class AA	3,450	533
		982
Household Durables - 1.93%
Dolby Laboratories, Inc., Class AA	7,250	276
Tempur-Pedic International, Inc.A	8,450	668
		944
Media - 3.19%
Cinemark Holdings, Inc.	21,000	439
Discovery Communications, Inc.A	14,950	650
IMAX Corp.A	18,277	466
		1,555
Multiline Retail - 0.88%
Family Dollar Stores, Inc.	7,950	429

Specialty Retail - 8.92%
CarMax, Inc.A	19,000	583
Lululemon Athletica, Inc.A	5,450	365
O’Reilly Automotive, Inc.A	6,950	601
Ross Stores, Inc.	13,550	724
TJX Cos., Inc.	15,550	569
Tractor Supply Co.	5,600	479
Ulta Salon Cosmetics & Fragrance, Inc.	7,100	591
Urban Outfitters, Inc.A	15,400	437
		4,349
Textiles & Apparel - 1.69%
Deckers Outdoor Corp.A	5,700	426
Under Armour, Inc., Class AA	4,450	397
		823
Total Consumer Discretionary		9,635

CONSUMER STAPLES - 4.12%
Beverages - 2.18%
Brown-Forman Corp., Class B	5,837	477
Monster Beverage Corp.A	10,250	586
		1,063

	Shares	Fair Value
		(000’s)
Food & Drug Retailing - 1.45%
Whole Foods Market, Inc.	8,750	$706

Food Products - 0.49%
Darling International, Inc.A	15,000	240

Total Consumer Staples		2,009

ENERGY - 9.68%
Energy Equipment & Services - 7.22%
CARBO Ceramics, Inc.	3,150	289
Core Laboratories N.V.	6,600	802
Dril-Quip, Inc.A	6,100	427
Ensco plc, ADR B	8,250	481
FMC Technologies, Inc.A	8,780	443
Oceaneering International, Inc.	11,750	637
Oil States International, Inc.A	5,450	443
		3,522
Oil & Gas - 2.46%
Range Resources Corp.	6,050	385
Southwestern Energy Co.A	7,610	252
Whiting Petroleum Corp.A	9,600	563
		1,200
Total Energy		4,722

FINANCIALS - 5.34%
Banks - 0.91%
East West Bancorp, Inc.	20,000	442

Diversified Financials - 4.43%
Affiliated Managers Group, Inc.A	6,130	652
EZCORP, Inc., Class AA	15,850	499
IntercontinentalExchange, Inc.A	3,650	504
Portfolio Recovery Associates, Inc.A	7,250	506
		2,161
Total Financials		2,603

HEALTH CARE - 16.01%
Biotechnology - 4.71%
Alexion Pharmaceuticals, Inc.A	3,150	264
Gen-Probe, Inc.A	8,935	610
Idexx Laboratories, Inc.A	5,600	480
Life Technologies Corp.A	9,600	454
Polypore International, Inc.A	3,450	142
QIAGEN N.V.A	22,800	348
		2,298
Health Care Equipment & Supplies - 6.32%
Illumina, Inc.A	8,950	459
Intuitive Surgical, Inc.A	1,305	669

	Shares	Fair Value
		(000’s)
Health Care Equipment & Supplies
ResMed, Inc.A	18,200	$533
Sirona Dental Systems, Inc.A	4,950	247
SXC Health Solutions Corp.A	7,450	527
Varian Medical Systems, Inc.A	4,950	323
Waters Corp.A	3,650	327
		3,085
Health Care Providers & Services - 4.16%
Cerner Corp.A	11,740	867
Covance, Inc.A	8,280	395
Henry Schein, Inc.A	5,645	418
VCA Antech, Inc.A	15,880	349
		2,029
Pharmaceuticals - 0.82%
Shire plc, ADRB	3,805	398
Total Health Care		7,810

INDUSTRIALS - 14.58%
Aerospace & Defense - 2.58%
BE Aerospace, Inc.A	9,100	417
Precision Castparts Corp.	3,495	586
World Fuel Services Corp.	6,200	258
		1,261
Air Freight & Couriers - 0.27%
Expeditors International of Washington, Inc.	3,000	131

Commercial Services & Supplies - 6.37%
Factset Research Systems, Inc.	3,800	332
Global Payments, Inc.	11,405	589
HMS Holdings Corp.A	7,300	235
Iron Mountain, Inc.	19,095	593
Stericycle, Inc.A	8,600	747
Verisk Analytics, Inc., Class AA	14,050	611
		3,107
Electrical Equipment - 0.84%
IPG Photonics Corp.A	2,300	121
Roper Industries, Inc.	3,150	288
		409
Machinery - 1.82%
Pall Corp.	5,300	336
Valmont Industries, Inc.	4,950	550
		886
Road & Rail - 0.90%
JB Hunt Transport Services, Inc.	8,600	440

Trading Companies & Distributors - 1.80%
Fastenal Co.	4,960	261
MSC Industrial Direct Co., Inc., Class A	7,780	618
		879
Total Industrials		7,113

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY - 26.07%
Communications Equipment - 1.97%
Aruba Networks, Inc.A	16,750	$362
F5 Networks, Inc.A	4,800	599
		961
Computers & Peripherals - 1.80%
NetApp, Inc.A	6,450	277
SanDisk Corp.A	5,500	272
Teradata Corp.A	4,950	330
		879
Electronic Equipment & Instruments - 1.80%
Cree, Inc.A	8,450	256
Riverbed Technology, Inc.A	9,600	273
Trimble Navigation Ltd.A	6,960	350
		879
Internet Software & Services - 4.08%
Akamai Technologies, Inc.A	11,750	423
Fortinet, Inc.A	15,550	421
MercadoLibre, Inc.	6,100	593
VeriSign, Inc.A	14,900	551
		1,988
IT Consulting & Services - 2.93%
Alliance Data Systems Corp.A	5,300	643
Cognizant Technology Solutions Corp., Class AA	3,160	224
IHS, Inc., Class AA	5,950	563
		1,430
Semiconductor Equipment & Products - 4.89%
ARM Holdings plc, ADRB	16,515	449
ASML Holding N.V.	14,161	645
Atmel Corp.A	36,200	366
Microchip Technology, Inc.	15,880	573
Novellus Systems, Inc.A	7,600	353
		2,386
Software - 8.60%
Activision Blizzard, Inc.	29,420	352
Allscripts Healthcare Solutions, Inc.A	23,950	463
Ansys, Inc.A	6,600	417
Ariba, Inc.A	7,850	248
Check Point Software Technologies Ltd.A	5,300	308
MICROS Systems, Inc.A	8,900	462
National Instruments Corp.	15,355	408
Nuance Communications, Inc.A	11,100	288
Red Hat, Inc.A	14,540	720
Salesforce.com, Inc.A	3,655	523
		4,189
Total Information Technology		12,712

MATERIALS - 1.49%
Chemicals - 1.31%
Airgas, Inc.	7,750	638

	Shares	Fair Value
		(000’s)
Metals & Mining - 0.18%
Molycorp, Inc.A	3,650	$90
Total Materials		728
Total Common Stock (Cost $38,992)		47,332

SHORT-TERM INVESTMENTS - 3.29% (Cost $1,605)
JPMorgan U.S. Government Money Market Fund	1,605,142	1,605

TOTAL INVESTMENTS - 100.33% (Cost $40,597)		48,937
LIABILITIES, NET OF OTHER ASSETS - (0.33%)		(160)
TOTAL NET ASSETS - 100.00%		$48,777

A	Non-income producing security.
B	ADR - American Depositary Receipt.

American Beacon Stephens Small-Cap Growth Fund

February 29, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.52%
CONSUMER DISCRETIONARY - 14.67%
Auto Components - 1.08%
LKQ Corp. A	38,300	$1,220

Hotels, Restaurants & Leisure - 2.85%
BJ’s Restaurants, Inc.A	14,696	730
Buffalo Wild Wings, Inc.A	14,700	1,271
Krispy Kreme Doughnuts, Inc.A	40,000	327
Panera Bread Co., Class AA	5,700	881
		3,209
Household Durables - 1.37%
Mattress Firm Holding Corp.A	12,900	429
Tempur-Pedic International, Inc.A	14,100	1,114
		1,543
Media - 5.67%
Acacia Research - Acacia TechnologiesA	32,600	1,288
IMAX Corp.A	57,056	1,456
Lions Gate Entertainment Corp.A	132,700	1,815
National CineMedia, Inc.	113,300	1,803
		6,362
Specialty Retail - 3.70%
Aaron’s, Inc.	38,318	1,071
Monro Muffler Brake, Inc.	6,300	289
Titan Machinery, Inc.A	19,500	511
Ulta Salon Cosmetics & Fragrance, Inc.A	17,100	1,423
Zumiez, Inc.A	27,529	865
		4,159
Total Consumer Discretionary		16,493

CONSUMER STAPLES - 5.08%
Food & Drug Retailing - 2.38%
Fresh Market, Inc.A	21,900	986
United Natural Foods, Inc.A	37,140	1,690
		2,676
Food Products - 1.82%
Darling International, Inc.A	65,000	1,040
TreeHouse Foods, Inc.A	17,400	1,002
		2,042
Personal Products - 0.88%
Steiner Leisure Ltd.A	19,800	991
Total Consumer Staples		5,709

ENERGY - 9.59%
Energy Equipment & Services - 6.40%
CARBO Ceramics, Inc.	7,500	687
Core Laboratories N.V.	10,200	1,241
Dril-Quip, Inc.A	12,900	903
Hornbeck Offshore Services, Inc.A	20,100	819
Key Energy Services, Inc.A	66,608	1,136
Oceaneering International, Inc.	13,160	714

	Shares	Fair Value
		(000’s)
Oil States International, Inc.A	12,900	$1,048
Tesco Corp.A	42,200	647
		7,195
Oil & Gas - 3.19%
Carrizo Oil & Gas, Inc.A	32,600	918
GeoResources, Inc.A	23,275	746
Pioneer Drilling Co.A	114,400	1,139
Rosetta Resources, Inc.A	15,300	781
		3,584
Total Energy		10,779

FINANCIALS - 9.89%
Banks - 1.50%
East West Bancorp, Inc.	36,800	814
SVB Financial GroupA	14,700	871
		1,685
Diversified Financials - 7.41%
Cardtronics, Inc.A	38,000	1,010
Encore Capital Group, Inc.A	61,491	1,370
EZCORP, Inc., Class AA	47,915	1,509
First Cash Financial Services, Inc.A	34,700	1,466
Piper Jaffray CosA	22,200	546
Portfolio Recovery Associates, Inc.A	23,400	1,633
Stifel Financial Corp.A	21,350	801
		8,335
Insurance - 0.98%
ProAssurance Corp.	12,600	1,106
Total Financials		11,126

HEALTH CARE - 18.69%
Biotechnology - 5.55%
BioMarin Pharmaceutical, Inc.A	14,100	504
Cepheid, Inc.A	26,300	1,062
Cubist Pharmaceuticals, Inc.A	14,700	630
Gen-Probe, Inc.A	13,460	919
Myriad Genetics, Inc.A	43,000	1,041
Neogen Corp.A	30,400	1,055
Polypore International, Inc.A	12,600	518
Techne Corp.	7,200	515
		6,244
Health Care Equipment & Supplies - 5.38%
Medidata Solutions, Inc.A	37,121	740
Merge Healthcare, Inc.A	89,800	586
NuVasive, Inc.A	40,380	634
SXC Health Solutions Corp.A	12,900	913
Thoratec Corp.A	17,700	611
Volcano Corp.A	35,300	989
ZOLL Medical Corp.A	21,600	1,581
		6,054
Health Care Providers & Services - 5.83%
Advisory Board Co.A	24,749	2,004
eResearchTechnology, Inc.A	84,600	540
ICON plc, ADRAB	28,100	595

	Shares	Fair Value
		(000’s)
Health Care Providers & Services
IPC The Hospitalist Co., Inc.A	28,660	$1,042
PAREXEL International Corp.A	36,200	886
PSS World Medical, Inc.A	34,100	826
VCA Antech, Inc.A	30,255	665
		6,558
Pharmaceuticals - 1.93%
Akorn, Inc.A	88,600	1,110
Greenway Medical TechnologiesA	27,500	407
Proto Labs, Inc.A	1,200	37
Salix Pharmaceuticals Ltd.A	12,400	612
		2,166
Total Health Care		21,022

INDUSTRIALS - 12.38%
Air Freight & Couriers - 0.66%
Echo Global Logistics, Inc.A	39,800	740

Commercial Services & Supplies - 6.86%
Clean Harbors, Inc.A	12,600	846
Corporate Executive Board Co.	21,000	870
CoStar Group, Inc.A	19,135	1,149
FTI Consulting, Inc.A	19,600	785
HMS Holdings Corp.A	49,400	1,593
Insperity, Inc.	32,600	982
Liquidity Services, Inc.A	20,770	898
Tetra Tech, Inc.A	24,300	597
		7,720
Construction & Engineering - 0.54%
Mistras Group, Inc.A	27,200	609

Industrial Conglomerates - 0.27%
RPX Corp.A	18,000	303

Machinery - 2.51%
Ceradyne, Inc.	18,600	575
Lindsay Corp.	8,400	551
Titan International, Inc.	35,000	862
Valmont Industries, Inc.	7,500	833
		2,821
Road & Rail - 0.65%
Knight Transportation, Inc.	42,800	733

Trading Companies & Distributors - 0.89%
MSC Industrial Direct Co., Inc., Class A	12,545	996
Total Industrials		13,922

INFORMATION TECHNOLOGY - 25.47%
Communications Equipment - 1.58%
Aruba Networks, Inc.A	39,800	860
CEVA, Inc.A	22,248	548
Procera Networks, Inc.A	18,800	366
		1,774

	Shares	Fair Value
		(000’s)
Computers & Peripherals - 0.72%
Stratasys, Inc.A	21,900	$807

Electronic Equipment & Instruments - 2.27%
Hittite Microwave Corp.A	15,300	875
OSI Systems, Inc.A	28,500	1,681
		2,556
Internet Software & Services - 9.03%
athenahealth, Inc.A	23,702	1,675
comScore, Inc.A	41,518	913
Fortinet, Inc.A	27,500	744
Limelight Networks, Inc.A	139,200	523
MercadoLibre, Inc.	12,900	1,255
Netgear, Inc.A	18,000	676
Shutterfly, Inc.A	35,600	974
Sourcefire, Inc.A	35,300	1,589
VistaPrint N.V.A	15,426	628
Vocus, Inc.A	51,470	696
Zix Corp.A	167,700	491
		10,164
Semiconductor Equipment & Products - 5.44%
Cavium, Inc.A	19,200	686
Cymer, Inc.A	24,000	1,103
GT Advanced Technologies, Inc.A	89,800	769
Intermolecular, Inc.A	52,400	329
Mellanox Technologies Ltd.A	22,209	848
Microsemi Corp.A	44,330	927
Power Integrations, Inc.	27,200	1,015
QLogic Corp.A	25,400	437
		6,114
Software - 6.43%
Ansys, Inc.A	12,900	815
Aspen Technology, Inc.A	63,248	1,301
Cognex Corp.	21,600	921
Concur Technologies, Inc.A	11,100	654
MICROS Systems, Inc.A	19,800	1,028
National Instruments Corp.	24,067	640
PROS Holdings, Inc.A	47,300	829
Quality Systems, Inc.	24,300	1,042
		7,230
Total Information Technology		28,645

MATERIALS - 0.39%
Chemicals - 0.20%
Balchem Corp.	8,400	229

Metals & Mining - 0.19%
Molycorp, Inc.A	8,700	215
Total Materials		444

TELECOMMUNICATION SERVICES - 0.36%
Allot Communications Ltd.A	22,500	402
Total Common Stock (Cost $82,414)		108,542

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 2.91% (Cost $3,272)
JPMorgan U.S. Government Money Market Fund	3,271,507	$3,272

TOTALINVESTMENTS - 99.43% (Cost $85,686)		111,814
OTHER ASSETS, NET OF LIABILITIES - 0.57%		641
TOTAL NET ASSETS - 100.00%		$112,455
Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of February 29, 2012, the investments were classified as described below: (in thousands)

Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$47,332	$-	$-	$47,332
Short-Term Investments	1,605	-	-	1,605

Total Investments in Securities	$48,937	$-	$-	$48,937

Small-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$108,542	$-	$-	$108,542
Short-Term Investments	3,272	-	-	3,272

Total Investments in Securities	$111,814	$-	$-	$111,814

As of February 29, 2012, there were no significant transfers into or out of any level.

Cost of Investments for Federal Income Tax Purposes

As of February 29, 2012, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation or (Depreciation)
Mid-Cap Growth	$40,613	$9,347	$(1,023)	$8,324
Small-Cap Growth	86,550	27,792	(2,528)	25,264

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: April 27, 2012

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: April 27, 2012